Financial Instruments (Details) - Schedule of exposure to foreign currency risk - Dec. 31, 2022 ₪ in Thousands, $ in Thousands	USD ($)	CAD ($)	ILS (₪)
Current assets
Cash	$ 1,914,000
Trade and other receivables	1,575,000
Advance to suppliers	156,000
Current liabilities
Accounts payable and accrued liabilities	(3,079,000)
Warrant liability	(2,735,000)
Total	(2,169,000)
10% fluctuation in exchange rate	(217,000)
USD [Member]
Current assets
Cash	1,557
Trade and other receivables	938
Advance to suppliers	156
Current liabilities
Accounts payable and accrued liabilities	(1,610)
Warrant liability	(2,735)
Total	1,694
10% fluctuation in exchange rate	$ (169)
NIS [Member]
Current assets
Cash | ₪			₪ 25
Trade and other receivables | ₪			637
Advance to suppliers | ₪
Current liabilities
Accounts payable and accrued liabilities | ₪			(1,040)
Warrant liability | ₪
Total | ₪			378
10% fluctuation in exchange rate | ₪			₪ (38)
CAD [Member]
Current assets
Cash		$ 332
Trade and other receivables
Advance to suppliers
Current liabilities
Accounts payable and accrued liabilities		(429)
Warrant liability
Total		(97)
10% fluctuation in exchange rate		$ (10)